STOCK OPTIONS (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 07, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 02, 2023	Mar. 01, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share compensation expense			$ 625,133	$ 32,158	$ 122,197	$ 53,205
Shares issued								2,000,000
Common stock price per share					$ 0.40			$ 0.42
Warrants receivable							3,250,000
Warrants per share							$ 0.001
Additional consulting expenses			447,222
Stock compensation expense		$ 111,805
Equity Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share compensation expense					$ 18,318	$ 0
Unrecognized compensation cost			$ 20,923		$ 37,648
Stock options outstanding		200,000	200,000		200,000
Stock option exercisable		100,000	100,000		50,000
Weighted average remaining term			6 months 21 days		2 years 1 month 17 days
Consulting Agreement [Member] | Equity Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock option issued	200,000
Stock option exercise price	$ 0.58
Stock option grant date fair value	$ 55,966